Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Revenue [Abstract]
Stream accounting - Deferred revenue, beginning balance	$ 418.5	$ 469.5
Amortization of deferred revenue
Liability drawdown	(74.3)	(72.4)
Variable consideration adjustments - prior periods	3.8	(4.9)
Accretion on streaming arrangements
Current year additions	24.0	26.4
Variable consideration adjustments - prior periods	0.2	(0.1)
Stream accounting - Deferred revenue, ending balance	$ 372.2	$ 418.5